CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK AT COST	Total
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A ordinary shares subject to possible redemption						$ 249,652
Redeemable convertible preferred stock (in shares)						18,349,937
Beginning balance at Dec. 31, 2023		$ 16,055	$ (127,387)	$ 113	$ (34)	$ (111,253)
Beginning balance (in shares) at Dec. 31, 2023	5,006,697
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance from stock option exercises		13				13
Issuance from stock option exercises (in shares)	9,354
Stock based compensation		9,125				9,125
Foreign currency translation adjustments				(37)		(37)
Net loss			(54,344)			(54,344)
Ending balance at Dec. 31, 2024		25,193	(181,731)	76	(34)	$ (156,496)
Ending balance (in shares) at Dec. 31, 2024	5,016,051					5,016,051
Ending balance at Dec. 31, 2024		25,193	(181,731)	76	(34)	$ (156,496)
Ending balance (in shares) at Dec. 31, 2024	5,016,051					5,016,051
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A ordinary shares subject to possible redemption						$ 249,652
Redeemable convertible preferred stock (in shares)						18,349,937
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance from stock option exercises		2				$ 2
Issuance from stock option exercises (in shares)	300					300
Stock based compensation		3,857				$ 3,857
Foreign currency translation adjustments				8		8
Net loss			(12,870)			(12,870)
Ending balance at Mar. 31, 2025		29,052	(194,601)	84	(34)	(165,499)
Ending balance (in shares) at Mar. 31, 2025	5,016,351
Beginning balance at Dec. 31, 2024		25,193	(181,731)	76	(34)	$ (156,496)
Beginning balance (in shares) at Dec. 31, 2024	5,016,051					5,016,051
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance from stock option exercises		19				$ 19
Issuance from stock option exercises (in shares)	5,477					5,477
Issuance from vesting of RSAs (in shares)	17,910
Stock based compensation		9,449				$ 9,449
Foreign currency translation adjustments				(521)		(521)
Net loss			(73,845)			(73,845)
Ending balance at Dec. 31, 2025		34,661	(255,576)	(445)	(34)	$ (221,394)
Ending balance (in shares) at Dec. 31, 2025	5,039,438					5,039,438
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A ordinary shares subject to possible redemption						$ 249,652
Redeemable convertible preferred stock (in shares)						18,349,937
Class A ordinary shares subject to possible redemption						$ 249,652
Redeemable convertible preferred stock (in shares)						18,349,937
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance from stock option exercises		90				$ 90
Issuance from stock option exercises (in shares)	29,252					29,252
Stock based compensation		1,534				$ 1,534
Foreign currency translation adjustments				(298)		(298)
Net loss			(8,575)			(8,575)
Ending balance at Mar. 31, 2026		$ 36,285	$ (264,151)	$ (743)	$ (34)	$ (228,643)
Ending balance (in shares) at Mar. 31, 2026	5,068,690					5,068,690
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A ordinary shares subject to possible redemption						$ 249,652
Redeemable convertible preferred stock (in shares)						18,349,937